UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)

                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS



     MAN-GLENWOOD LEXINGTON
     ASSOCIATES PORTFOLIO, LLC

     QUARTERLY REPORT
     JUNE 30, 2006 (UNAUDITED)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
--------------------------------------------------------------------------------

                                                                                                                  %* OF
INVESTMENT FUNDS                                                           COST                FAIR VALUE       NET ASSETS
COMMODITY & TRADING
AQR Absolute Return Institutional Fund, LP                              $ 3,800,000            $ 4,334,013         2.51%
Blenheim Fund, LP                                                         6,225,000             10,502,986         6.09%
Bridgewater Pure Alpha Trading Company, Ltd.                              5,425,000              5,859,381         3.40%
Clarium Capital LLC                                                       4,625,000              4,720,852         2.74%
CRG Partners, LP                                                          3,050,000              3,532,357         2.05%
D.E. Shaw Oculus Fund, LLC                                                4,850,000              5,364,327         3.11%
Grossman Currency Fund LP                                                 3,050,000              2,854,160         1.65%
Peloton Multi-Strategy Fund, LP                                           3,950,000              4,098,924         2.38%
SemperMacro Fund Limited                                                  4,275,000              3,921,320         2.27%
Touradji Global Resources Fund, LP (Series A)                             4,625,000              5,390,657         3.13%
                                                                        -----------            -----------       ------
TOTAL COMMODITY & TRADING                                                43,875,000             50,578,977        29.33%
                                                                        -----------            -----------       ------

EQUITY HEDGE
Coatue Qualified Partners, L.P.                                           4,019,586              4,730,364         2.74%
Force Capital LLC                                                         3,200,000              3,387,317         1.96%
Intrepid Enhanced Alpha Fund (QP), L.P.                                   3,573,186              3,696,787         2.14%
Ivory Flagship Fund, LP                                                   4,275,000              5,379,708         3.12%
Touradji DeepRock Partners, LP                                            3,350,000              3,273,777         1.90%
Walker Smith Capital (QP), L.P.                                           2,211,970              2,838,454         1.65%
Zebedee European Fund Ltd.                                                3,350,000              3,240,034         1.88%
                                                                        -----------            -----------       ------
TOTAL EQUITY HEDGE                                                       23,979,742             26,546,441        15.39%
                                                                        -----------            -----------       ------

EVENT DRIVEN
Cerberus Partners, L.P.                                                   1,144,204              2,074,929         1.20%
Deephaven Event Fund L.L.C.                                               6,150,000              7,472,441         4.33%
Greywolf Capital Partners II, LP                                          4,025,000              5,086,829         2.95%
King Street Capital, L.P.                                                 2,166,109              3,528,007         2.05%
Lansdowne European Strategic Equity Fund, LP                              7,300,000              9,291,293         5.39%
MAC Japan 1 Unit Trust                                                    4,625,000              4,259,660         2.47%
OZ Domestic Partners II L.P.                                              5,900,000              7,018,895         4.07%
Rockbay Capital Institutional Fund L.L.C.                                 6,025,000              6,158,568         3.57%
Sparx Japan Value Creation Investors Fund, LP                             3,575,000              3,280,574         1.90%
Steel Partners II, LP                                                     6,150,000              6,731,116         3.90%
Trian Partners, LP                                                        3,200,000              3,543,028         2.05%
Trian Partners, SPV I, LP                                                   800,000                864,666         0.50%
ValueAct Capital Partners, L.P.                                           7,325,000              8,220,675         4.77%
                                                                        -----------            -----------       ------
TOTAL EVENT DRIVEN                                                       58,385,313             67,530,681        39.15%
                                                                        -----------            -----------       ------

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
JUNE 30, 2006
--------------------------------------------------------------------------------

                                                                                                                  %* OF
INVESTMENT FUNDS (CONTINUED)                                               COST                FAIR VALUE       NET ASSETS
MULTI-STRATEGY
Amaranth Partners, L.L.C.                                              $  6,400,000           $  9,907,422         5.74%
Satellite Fund II, L.P.                                                     627,696                906,221         0.53%
                                                                       ------------           ------------       ------
TOTAL MULTI-STRATEGY                                                      7,027,696             10,813,643         6.27%
                                                                       ------------           ------------       ------

RELATIVE VALUE
Silverback Partners L.P.                                                    111,812                 86,865         0.05%
                                                                       ------------           ------------       ------

VARIABLE EQUITY
Eureka Fund Ltd., Class B USD                                             2,600,000              2,890,387         1.68%
Gandhara Fund, LP                                                         3,825,000              4,777,284         2.77%
Impala Fund, LP                                                           3,350,000              3,099,774         1.80%
Jefferies Paragon Fund, LLC                                               3,040,000              3,239,100         1.88%
Marshall Wace European TOPS Fund Limited                                  4,825,000              5,767,384         3.34%
Rosehill Japan Fund L.P.                                                  3,725,000              3,787,580         2.20%
SLS Investors, L.P.                                                       3,050,000              3,439,837         1.99%
Stadia Consumer Fund (QP), L.P.                                           2,250,000              2,087,382         1.21%
Tontine Partners LP (Class C)                                             4,625,000              3,689,918         2.14%
Tosca                                                                     4,485,852              5,924,754         3.43%
Vardon Focus Fund, LP                                                     3,100,000              3,230,202         1.87%
Zaxis Institutional Partners, L.P.                                        2,617,093              2,915,664         1.69%
                                                                       ------------           ------------       ------
TOTAL VARIABLE EQUITY                                                    41,492,945             44,849,266        26.00%
                                                                       ------------           ------------       ------

                                                                       ------------           ------------       ------
Total Investment funds                                                  174,872,508            200,405,873       116.19%
                                                                       ------------           ------------       ------

OPTION CONTRACTS

iShares Russell 2000 Index, August 2006, 63 Put                              56,166                 19,280         0.01%
iShares Russell 2000 Index, August 2006, 65 Put                              33,499                 14,595         0.01%
iShares Russell 2000 Index, January 2007, 65 Put                             54,723                 59,000         0.04%
S&P 500 Index, September 2006, 1125 Put                                      12,061                  2,660         0.00%
S&P 500 Index, September 2006, 1150 Put                                      24,381                 14,040         0.01%
S&P 500 Index, September 2006, 1200 Put                                      45,575                 24,750         0.01%
S&P 500 Index, September 2006, 1225 Put                                     133,150                 69,000         0.04%
S&P 500 Index, December 2006, 1125 Put                                       47,614                 39,520         0.02%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
JUNE 30, 2006
--------------------------------------------------------------------------------

                                                                                                                 %* OF
OPTION CONTRACTS (CONTINUED)                                               COST                FAIR VALUE      NET ASSETS
S&P 500 Index, December 2006, 1150 Put                                $      45,444          $      36,400         0.02%
S&P 500 Index, March 2007, 1150 Put                                          67,325                 49,250         0.03%
S&P 500 Index, March 2007, 1175 Put                                          37,789                 54,395         0.03%
                                                                      -------------          -------------      -------
Total Option Contracts                                                      557,727                382,890         0.22%
                                                                      -------------          -------------      -------

Total Investment funds and Option Contracts                           $ 175,430,235          $ 200,788,763       116.41%
                                                                      =============          =============      =======

*Percentages are based on net assets of $172,475,814.

At June 30, 2006, the aggregate cost of investment funds and option contracts for tax purposes was expected to be similar to book cost of $175,430,235. At June 30, 2006, accumulated net unrealized appreciation on investment funds and option contracts was $25,358,528, consisting of $28,322,596 of gross unrealized appreciation and $(2,964,068) of gross unrealized depreciation.

For information regarding the Portfolio Company's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio Company's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Man-Glenwood Lexington Associates Portfolio, LLC


                       By:      /s/ John B. Rowsell
                                ---------------------------
                                John B. Rowsell
                                Principal Executive Officer

                       Date:    August 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                       By:      /s/ John B. Rowsell
                                ---------------------------
                                John B. Rowsell
                                Principal Executive Officer

                       Date:    August 29, 2006


                       By:      /s/ Alicia B. Derrah
                                ---------------------------
                                Alicia B. Derrah
                                Principal Financial Officer

                       Date:    August 29, 2006